SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION BY AGING BUCKET (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Total gross accounts receivable	$ 6,797,644
Allowance for doubtful accounts	(13,337)	$ (14,691)
Allowance for doubtful accounts	(13,337)	(14,691)	$ (93,032)
Accounts Receivable, net	6,784,307	6,152,807
Accounts Receivable, net	6,784,307	$ 6,152,807
Subsequent Collection [Member]
Total gross accounts receivable	$ 4,983,962
Percentage of subsequent collection	73.30%
Allowance for doubtful accounts
Accounts Receivable, net	$ 4,983,962
% of account receivable subsequent collection	73.50%
Less than 3 Months [Member]
Total gross accounts receivable	$ 6,783,125
Less than 3 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 4,982,674
Percentage of subsequent collection	73.50%
From 4 to 6 Months [Member]
Total gross accounts receivable	$ 1,814
From 4 to 6 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 1,147
Percentage of subsequent collection	63.20%
From 7 to 9 Months [Member]
Total gross accounts receivable	$ 221
From 7 to 9 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable
From 10 to 12 Months [Member]
Total gross accounts receivable
From 10 to 12 Months [Member] | Subsequent Collection [Member]
Total gross accounts receivable
Over 1 Year [Member]
Total gross accounts receivable	12,484
Over 1 Year [Member] | Subsequent Collection [Member]
Total gross accounts receivable	$ 141
Percentage of subsequent collection	1.10%